Supplementary Balance Sheet Information - Accounts Payable and Accruals Other (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Employees and employee institutions	$ 23,812	$ 15,078
Government departments and agencies	9,903	7,238
Provision for restructuring		1,396
Derivative liabilities	131	573
Accrued expenses	18,942	22,337
Sundry	2,694	2,262
Accounts payable and accrued liabilities, net	$ 55,482	$ 48,884	[1]

[1]	See Note 1a(ii).